UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET INVESTMENT GRADE

DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)

February 28, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES — 91.9%
CONSUMER DISCRETIONARY — 9.5%
Hotels, Restaurants & Leisure — 0.6%
Harrah’s Operating Co. Inc., Senior Secured Notes	11.250%	6/1/17	$1,250,000	$1,303,125
Household Durables — 0.3%
Fortune Brands Inc., Senior Notes	4.875%	12/1/13	720,000	753,857
Media — 7.9%
Affinion Group Inc., Senior Notes	10.125%	10/15/13	1,750,000	1,776,250
Affinion Group Inc., Senior Subordinated Notes	10.125%	10/15/13	250,000	253,750
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	2,557,510
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,586,797
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,250,000	1,293,750
Globo Communicacoes e Participacoes SA, Bonds	7.250%	4/26/22	1,000,000	1,045,000	(a)
News America Inc., Senior Notes	6.650%	11/15/37	2,400,000	2,552,458
Omnicom Group Inc., Notes	6.250%	7/15/19	1,760,000	1,911,159
Time Warner Cable Inc., Debentures	7.300%	7/1/38	500,000	568,878
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,100,000	1,371,314
Univision Communications Inc., Senior Secured Notes	12.000%	7/1/14	1,000,000	1,087,500	(a)
WPP Finance UK, Senior Notes	8.000%	9/15/14	1,000,000	1,154,555
Total Media				17,158,921
Specialty Retail — 0.2%
Blockbuster Inc., Senior Secured Notes	11.750%	10/1/14	483,000	350,175	(a)
Textiles, Apparel & Luxury Goods — 0.5%
Oxford Industries Inc., Senior Secured Notes	11.375%	7/15/15	1,000,000	1,115,000
TOTAL CONSUMER DISCRETIONARY				20,681,078
CONSUMER STAPLES — 5.9%
Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	1,000,000	1,205,693	(a)
Diageo Capital PLC, Notes	5.750%	10/23/17	1,200,000	1,306,436
Total Beverages				2,512,129
Food & Staples Retailing — 1.4%
CVS Caremark Corp., Senior Notes	6.600%	3/15/19	600,000	674,420
Safeway Inc., Senior Notes	6.250%	3/15/14	2,135,000	2,386,701
Total Food & Staples Retailing				3,061,121
Food Products — 1.7%
Kraft Foods Inc., Senior Notes	5.375%	2/10/20	1,030,000	1,067,671
Mead Johnson Nutrition Co., Senior Notes	4.900%	11/1/19	1,080,000	1,089,455	(a)
Smithfield Foods Inc., Senior Secured Notes	10.000%	7/15/14	1,500,000	1,631,250	(a)
Total Food Products				3,788,376
Tobacco — 1.6%
Altria Group Inc., Senior Notes	8.500%	11/10/13	450,000	529,029
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	600,000	670,528
Reynolds American Inc., Senior Secured Notes	7.625%	6/1/16	2,000,000	2,260,446
Total Tobacco				3,460,003
TOTAL CONSUMER STAPLES				12,821,629
ENERGY — 10.3%
Energy Equipment & Services — 0.8%
Southern Natural Gas Co., Senior Notes	8.000%	3/1/32	1,500,000	1,724,541
Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp., Senior Notes	5.950%	9/15/16	600,000	656,926
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,100,000	1,156,986
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,690,974
DCP Midstream LLC, Senior Notes	9.750%	3/15/19	1,000,000	1,269,165	(a)
Devon Financing Corp. ULC, Debentures	7.875%	9/30/31	1,000,000	1,248,459
Enterprise Products Operating LP, Senior Notes	9.750%	1/31/14	2,000,000	2,439,488
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	935,924
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,714,233
Hess Corp., Notes	7.875%	10/1/29	440,000	535,117

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels — continued
Hess Corp., Senior Bonds	6.000%	1/15/40	$520,000	$522,422
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	864,078
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	1,000,000	955,809
Petrobras International Finance Co., Senior Notes	5.750%	1/20/20	1,109,000	1,124,194
Quicksilver Resources Inc., Senior Notes	11.750%	1/1/16	1,000,000	1,140,000
Shell International Finance BV, Senior Notes	6.375%	12/15/38	1,500,000	1,680,193
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	842,361
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	468,323	(a)
XTO Energy Inc., Senior Notes	5.750%	12/15/13	500,000	559,690
XTO Energy Inc., Senior Notes	5.500%	6/15/18	780,000	850,554
Total Oil, Gas & Consumable Fuels				20,654,896
TOTAL ENERGY				22,379,437
FINANCIALS — 30.7%
Capital Markets — 5.5%
Bear Stearns Cos. Inc., Senior Notes	7.250%	2/1/18	3,500,000	4,066,038
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,467,387
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	573,202
Merrill Lynch & Co. Inc., Notes	6.875%	4/25/18	990,000	1,044,741
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,864,891
Total Capital Markets				12,016,259
Commercial Banks — 6.1%
BankAmerica Institutional Capital A, Junior Subordinated Bonds	8.070%	12/31/26	240,000	233,100	(a)
BankAmerica Institutional Capital B, Junior Subordinated Bonds	7.700%	12/31/26	250,000	239,375	(a)
BB&T Corp., Senior Notes	5.700%	4/30/14	1,000,000	1,095,463
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	110,000	110,679	(a)
Credit Suisse New York, Senior Notes	5.300%	8/13/19	560,000	574,748
Royal Bank of Scotland Group PLC, Senior Notes	6.400%	10/21/19	480,000	483,449
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	11/12/13	120,000	112,349
Royal Bank of Scotland Group PLC, Subordinated Notes	5.000%	10/1/14	740,000	679,629
RSHB Capital, Loan Participation Notes, Senior Secured Notes	9.000%	6/11/14	1,000,000	1,142,500	(a)
Svenska Handelsbanken AB, Senior Notes	4.875%	6/10/14	2,100,000	2,220,485	(a)
Wachovia Corp., Senior Notes	5.750%	2/1/18	6,000,000	6,339,312
Total Commercial Banks				13,231,089
Consumer Finance — 2.7%
American Express Co., Senior Notes	8.125%	5/20/19	2,760,000	3,345,057
FMG Finance Pty Ltd., Senior Secured Notes	10.625%	9/1/16	1,250,000	1,400,000	(a)
Ford Motor Credit Co., LLC, Senior Notes	12.000%	5/15/15	1,000,000	1,143,449
Total Consumer Finance				5,888,506
Diversified Financial Services — 9.7%
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,126,448
Blackstone Holdings Finance Co. LLC, Senior Notes	6.625%	8/15/19	840,000	848,173	(a)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	1,450,000	1,462,441
Citigroup Inc., Senior Notes	6.375%	8/12/14	300,000	318,697
Citigroup Inc., Senior Notes	5.500%	10/15/14	470,000	484,364
Citigroup Inc., Senior Notes	6.010%	1/15/15	200,000	209,425
Citigroup Inc., Senior Notes	6.000%	8/15/17	2,250,000	2,269,692
Citigroup Inc., Senior Notes	8.500%	5/22/19	500,000	577,927
Citigroup Inc., Senior Notes	6.875%	3/5/38	3,000,000	2,970,558
Citigroup Inc., Senior Notes	8.125%	7/15/39	1,350,000	1,531,525
General Electric Capital Corp., Senior Notes	6.000%	8/7/19	790,000	828,031
General Electric Capital Corp., Senior Notes	5.500%	1/8/20	1,080,000	1,088,116
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	2,540,000	2,661,399
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	1,627,368
TNK-BP Finance SA, Senior Notes	7.500%	3/13/13	870,000	930,900	(a)
Total Diversified Financial Services				20,935,064

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance — 3.2%
ACE INA Holdings Inc., Senior Notes	5.600%	5/15/15	$1,300,000	$1,417,803
Chubb Corp., Senior Notes	5.750%	5/15/18	600,000	655,028
Chubb Corp., Senior Notes	6.500%	5/15/38	600,000	661,923
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	299,196
MetLife Inc., Senior Notes	6.817%	8/15/18	1,500,000	1,655,013
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	690,000	770,746	(a)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	1,050,000	1,135,297	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	426,878
Total Insurance				7,021,884
Real Estate Investment Trusts (REITs) — 1.8%
Developers Diversified Realty Corp., Senior Notes	4.625%	8/1/10	505,000	504,588
Developers Diversified Realty Corp., Senior Notes	9.625%	3/15/16	660,000	724,718
Digital Realty Trust LP, Bonds	5.875%	2/1/20	500,000	495,305	(a)
Ventas Realty LP/Ventas Capital Corp., Senior Notes	6.750	4/1/17	1,500,000	1,507,500
WEA Finance LLC, Senior Notes	6.750%	9/2/19	580,000	622,958	(a)
Total Real Estate Investment Trusts (REITs)				3,855,069
Thrifts & Mortgage Finance — 1.7%
Countrywide Financial Corp., Medium-Term Notes	5.800%	6/7/12	3,500,000	3,729,261
TOTAL FINANCIALS				66,677,132
HEALTH CARE — 6.3%
Health Care Equipment & Supplies — 0.5%
Biomet Inc., Senior Toggle Notes	10.375%	10/15/17	1,000,000	1,100,000	(b)
Health Care Providers & Services — 3.2%
AmerisourceBergen Corp., Senior Notes	4.875%	11/15/19	440,000	441,999
Humana Inc., Senior Notes	6.450%	6/1/16	1,000,000	1,058,891
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,089,903
McKesson Corp., Senior Notes	6.500%	2/15/14	600,000	676,670
Tenet Healthcare Corp., Senior Notes	10.000%	5/1/18	1,000,000	1,105,000	(a)
UnitedHealth Group Inc., Senior Notes	4.875%	2/15/13	1,300,000	1,387,318
WellPoint Inc., Notes	5.250%	1/15/16	1,200,000	1,284,762
Total Health Care Providers & Services				7,044,543
Life Sciences Tools & Services — 0.3%
Life Technologies Corp., Senior Notes	6.000%	3/1/20	650,000	671,416
Pharmaceuticals — 2.3%
GlaxoSmithKline Capital Inc., Senior Bonds	5.650%	5/15/18	1,500,000	1,643,470
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	690,139
Roche Holdings Inc., Senior Notes	6.000%	3/1/19	1,100,000	1,218,799	(a)
Wyeth, Notes	5.950%	4/1/37	1,300,000	1,377,071
Total Pharmaceuticals				4,929,479
TOTAL HEALTH CARE				13,745,438
INDUSTRIALS — 6.5%
Aerospace & Defense — 0.6%
BAE Systems Holdings Inc., Senior Notes	5.200%	8/15/15	420,000	443,576	(a)
L-3 Communications Corp., Senior Notes	5.200%	10/15/19	380,000	386,654	(a)
L-3 Communications Corp., Senior Subordinated Notes	5.875%	1/15/15	100,000	100,875
L-3 Communications Corp., Senior Subordinated Notes	6.375%	10/15/15	460,000	469,775
Total Aerospace & Defense				1,400,880
Air Freight & Logistics — 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	773,133
Airlines — 2.5%
American Airlines Pass-Through Trust, Secured Notes	7.858%	4/1/13	1,725,000	1,737,938
Continental Airlines Inc., Pass-Through Certificates	9.250%	5/10/17	190,000	191,425
Continental Airlines Inc., Pass-Through Certificates	7.250%	11/10/19	810,000	842,400
Delta Air Lines Inc., Pass-Through Certificates	7.570%	11/18/10	1,500,000	1,524,375

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines — continued
Delta Air Lines Inc., Pass-Through Certificates	7.750%	12/17/19	$540,000	$553,500
United Airlines Inc., Notes	9.750%	1/15/17	250,000	260,625
United Airlines Inc., Senior Secured Notes	10.400%	11/1/16	220,000	232,650
Total Airlines				5,342,913
Commercial Services & Supplies — 1.1%
International Lease Finance Corp., Medium-Term Notes, Senior Notes	5.750%	6/15/11	500,000	480,045
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	228,121	(a)
Republic Services Inc., Senior Notes	5.250%	11/15/21	580,000	587,651	(a)
RSC Equipment Rental Inc., Senior Secured Notes	10.000%	7/15/17	1,000,000	1,075,000	(a)
Total Commercial Services & Supplies				2,370,817
Industrial Conglomerates — 1.4%
Hutchison Whampoa International Ltd., Notes	4.625%	9/11/15	950,000	979,483	(a)
United Technologies Corp., Senior Notes	6.125%	2/1/19	1,800,000	2,034,468
Total Industrial Conglomerates				3,013,951
Road & Rail — 0.5%
Kansas City Southern de Mexico, Senior Notes	12.500%	4/1/16	1,000,000	1,147,500
TOTAL INDUSTRIALS				14,049,194
INFORMATION TECHNOLOGY — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	375,493
MATERIALS — 6.1%
Containers & Packaging — 0.8%
Ball Corp., Senior Notes	7.125%	9/1/16	440,000	458,700
Solo Cup Co., Senior Secured Notes	10.500%	11/1/13	1,300,000	1,368,250
Total Containers & Packaging				1,826,950
Metals & Mining — 4.1%
Freeport-McMoRan Copper & Gold Inc., Senior Notes	8.375%	4/1/17	2,770,000	3,009,489
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,596,100
Vale Overseas Ltd., Notes	6.875%	11/21/36	2,100,000	2,137,243
Xstrata Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	1,000,000	1,043,947	(a)
Total Metals & Mining				8,786,779
Paper & Forest Products — 1.2%
NewPage Corp., Senior Secured Notes	11.375%	12/31/14	500,000	480,000
PE Paper Escrow GmbH, Senior Secured Notes	12.000%	8/1/14	1,030,000	1,119,468	(a)
Verso Paper Holdings LLC, Senior Secured Notes	11.500%	7/1/14	1,000,000	1,055,000	(a)
Total Paper & Forest Products				2,654,468
TOTAL MATERIALS				13,268,197
TELECOMMUNICATION SERVICES — 10.0%
Diversified Telecommunication Services — 7.8%
AT&T Inc., Global Notes	5.600%	5/15/18	2,250,000	2,403,988
AT&T Inc., Global Notes	6.550%	2/15/39	650,000	689,042
British Telecommunications PLC, Bonds	9.625%	12/15/30	2,000,000	2,544,798
Deutsche Telekom International Finance BV, Bonds	8.750%	6/15/30	800,000	1,016,602
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,601,514
France Telecom SA, Senior Notes	5.375%	7/8/19	1,000,000	1,060,776
Intelsat Corp., Senior Notes	9.250%	8/15/14	1,000,000	1,035,000
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	1,000,000	1,250,181
Qwest Corp., Senior Notes	7.875%	9/1/11	500,000	531,250
Telecom Italia Capital SA, Senior Notes	7.721%	6/4/38	1,000,000	1,114,123
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	410,000	457,193
Valor Telecommunications Enterprises LLC/Finance Corp., Senior Notes	7.750%	2/15/15	1,500,000	1,527,245
Verizon Communications Inc., Senior Notes	8.950%	3/1/39	1,350,000	1,845,662
Total Diversified Telecommunication Services				17,077,374
Wireless Telecommunication Services — 2.2%
Cellco Partnership/Verizon Wireless Capital LLC, Senior Notes	8.500%	11/15/18	2,000,000	2,522,978

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wireless Telecommunication Services — continued
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	$1,000,000	$1,140,688
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,250,000	1,109,375
Total Wireless Telecommunication Services				4,773,041
TOTAL TELECOMMUNICATION SERVICES				21,850,415
UTILITIES — 6.4%
Electric Utilities — 5.6%
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	652,171
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	657,497
FirstEnergy Corp., Notes	7.375%	11/15/31	2,020,000	2,190,347
FirstEnergy Solutions Corp., Senior Notes	4.800%	2/15/15	730,000	762,041
IPALCO Enterprises Inc., Senior Secured Notes	7.250%	4/1/16	1,030,000	1,045,450	(a)
MidAmerican Energy Holdings Co., Bonds	6.125%	4/1/36	1,000,000	1,029,030
MidAmerican Energy Holdings Co., Senior Notes	5.750%	4/1/18	1,000,000	1,065,155
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	800,000	988,502
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	1,000,000	1,017,159
Reliant Energy Mid-Atlantic Power Holdings LLC, Senior Notes	9.681%	7/2/26	2,000,000	2,127,500
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	704,073
Total Electric Utilities				12,238,925
Independent Power Producers & Energy Traders — 0.5%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,084,875
Multi-Utilities — 0.3%
Dominion Resources Inc., Senior Notes	8.875%	1/15/19	500,000	638,678
TOTAL UTILITIES				13,962,478
TOTAL CORPORATE BONDS & NOTES (Cost — $186,157,980)				199,810,491
COLLATERALIZED SENIOR LOANS — 5.2%
CONSUMER DISCRETIONARY — 0.9%
Diversified Consumer Services — 0.4%
Thomson Learning, Term Loan B	2.750%	3/31/10	994,911	867,507	(c)(d)
Hotels, Restaurants & Leisure — 0.5%
Venetian Macau, Term Loan B	4.760%	3/31/10	1,254,627	1,198,267	(c)(d)
TOTAL CONSUMER DISCRETIONARY				2,065,774
FINANCIALS — 0.4%
Diversified Financial Services — 0.4%
CCM Merger Inc., Term Loan B	8.500%	5/26/10	978,246	968,872	(c)(d)
HEALTH CARE — 0.4%
Health Care Equipment & Supplies — 0.4%
Fenwal Inc., Term Loan	2.479 - 2.502%	5/28/10	995,630	871,176	(c)(d)
INDUSTRIALS — 0.9%
Airlines — 0.5%
Delta Air Lines Inc., Credit-Linked Deposit Facility	2.249 - 2.281%	4/30/10	1,000,000	940,833	(c)(d)
Commercial Services & Supplies — 0.4%
Nielsen Finance LLC, Term Loan	3.978%	3/9/10	992,500	940,039	(c)(d)
TOTAL INDUSTRIALS				1,880,872
INFORMATION TECHNOLOGY — 0.9%
IT Services — 0.4%
First Data Corp., Term Loan B2	2.999 - 3.001%	3/31/10	992,386	868,269	(c)(d)
Semiconductors & Semiconductor Equipment — 0.5%
Freescale Semiconductor Inc., Term Loan	12.500%	3/1/10	994,987	1,026,496	(c)(d)
TOTAL INFORMATION TECHNOLOGY				1,894,765
MATERIALS — 0.9%
Chemicals — 0.5%
Lyondell Chemical Co., Term Loan	1.500 - 13.000%	3/31/10	1,000,000	1,046,500	(c)(d)
Containers & Packaging — 0.4%
Berry Plastics Group Inc., Term Loan C	2.254%	3/15/10	992,347	893,664	(c)(d)
TOTAL MATERIALS				1,940,164

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
TELECOMMUNICATION SERVICES — 0.4%
Diversified Telecommunication Services — 0.4%
Level 3 Communications Inc., Term Loan	2.501%	4/13/10	$1,000,000	$904,792	(c)(d)
UTILITIES — 0.4%
Independent Power Producers & Energy Traders — 0.4%
Energy Future Holdings, Term Loan	3.728 - 3.751%	3/31/10	992,386	798,307	(c)(d)
TOTAL COLLATERALIZED SENIOR LOANS (Cost — $10,554,986)				11,324,722
SOVEREIGN BOND — 0.5%
Russia — 0.5%
Russian Foreign Bond-Eurobond, Senior Bonds (Cost - $930,997)	7.500%	3/31/30	940,000	1,067,464	(a)
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.5%
U.S. Government Agencies — 0.5%
Federal National Mortgage Association (FNMA), Subordinated Debentures, zero coupon bond	6.179%	10/9/19	630,000	371,531	(g)
Tennessee Valley Authority	5.250%	9/15/39	690,000	702,086
Total U.S. Government Agencies				1,073,617
U.S. Government Obligations — 0.0%
U.S. Treasury Bonds	4.500%	8/15/39	10,000	9,958	(e)
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,043,440)				1,083,575

			SHARES
PREFERRED STOCK — 0.1%
FINANCIALS — 0.1%
Commercial Banks — 0.1%
Santander Finance Preferred SA Unipersonal (Cost - $219,197)	10.500%		7,725	211,820	(f)
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $198,906,600)				213,498,072

			FACE AMOUNT
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Discount Notes	0.180 - 0.200%	8/23/10	$65,000	64,943	(e)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.216%	8/25/10	50,000	49,956	(e)(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.200%	8/26/10	6,000	5,995	(e)(g)
TOTAL SHORT-TERM INVESTMENTS (Cost — $120,880)				120,894
TOTAL INVESTMENTS — 98.3% (Cost — $199,027,480#)				213,618,966
Other Assets in Excess of Liabilities — 1.7%				3,686,989
TOTAL NET ASSETS — 100.0%				$217,305,955

(a)     Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)     Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)     Interest rates disclosed represent the effective rates on loans and debt securities. Ranges in interest rates are attributable to multiple contracts under the same loan.

(d)     The date shown represents the last in range of interest reset dates.

(e)     All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)      Illiquid security.

(g)     Rate shown represents yield-to-maturity.

#       Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                Level 1—quoted prices in active markets for identical investments

•                Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes	—	$199,810,491	—	$199,810,491
Collateralized senior loans	—	11,324,722	—	11,324,722
Sovereign bond	—	1,067,464	—	1,067,464
U.S. government & agency obligations	—	1,083,575	—	1,083,575
Preferred stock	$211,820	—	—	211,820
Total long-term investments	$211,820	$213,286,252	—	$213,498,072
Short-term investments†	—	120,894	—	120,894
Total investments	$211,820	$213,407,146	—	$213,618,966
Other financial instruments:
Futures contracts	(84,334)	—	—	(84,334)
Total	$127,486	$213,407,146	—	$213,534,632

†See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(e) Credit and Market Risk.  The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,705,731
Gross unrealized depreciation	(114,245)
Net unrealized appreciation	$14,591,486

At February 28, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10-Year Notes	5	3/10	$ 587,827	$ 5 94,531	$ (6,704)
U.S. Treasury 10-Year Notes	48	6/10	5,591,524	5,639,250	(47,726)
U.S. Treasury 30-Year Bonds	16	6/10	1,853,096	1,883,000	(29,904)
Net Unrealized Loss on Open Futures Contracts					$(84,334)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at February 28, 2010.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest Rate Contracts	$ (84,334)
Other Contracts	—
Total	$ (84,334)

During the period ended February 28, 2010, the Fund had average market value of $2,559,938 in futures contracts (to sell).

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund.  Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.                                                   CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: April 23, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: April 23, 2010